Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.12%
Alabama–3.77%
Alabama (State of) Economic Settlement Authority; Series 2016 A, RB	4.00%	09/15/2033	$2,150	$2,102,831
Black Belt Energy Gas District (The);
Series 2022 B-1, RB(a)	4.00%	10/01/2027	12,950	12,917,953
Series 2023 B, RB(a)	5.25%	12/01/2030	5,000	5,295,482
Series 2024 A, RB(a)	5.25%	09/01/2032	2,815	2,968,446
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	17,500	17,502,930
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(a)	4.00%	10/01/2026	12,530	12,551,162
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	4,000	3,992,022
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(a)	4.00%	12/01/2026	22,905	22,885,643
Jefferson (County of), AL;
Series 2024, Ref. RB	5.00%	10/01/2037	2,345	2,483,205
Series 2024, Ref. RB	5.00%	10/01/2039	4,750	4,945,406
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	2,500	2,634,525
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	3,500	3,605,420
Mobile (City of), AL Industrial Development Board (Alabama Power Co. Barry Plant); Series 2008, RB(a)	3.30%	03/12/2026	3,500	3,499,830
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,000	3,165,692
UAB Medicine Finance Authority; Series 2016 B, Ref. RB	5.00%	09/01/2035	3,500	3,543,447
				104,093,994
Alaska–0.20%
Alaska (State of) Municipal Bond Bank Authority (Tanana Chiefs Conference); Series 2015-3, Ref. RB	5.25%	10/01/2036	1,830	1,831,434
Northern Tobacco Securitization Corp.;
Series 2021 A-1, Ref. RB	4.00%	06/01/2034	2,000	1,967,340
Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,910	1,791,057
				5,589,831
Arizona–2.15%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2022, Ref. RB	4.00%	07/01/2030	1,405	1,369,650
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(b)	4.50%	07/15/2029	1,250	1,201,497
Arizona (State of) Industrial Development Authority (Social Bonds);
Series 2023, RB	5.00%	11/01/2028	2,000	2,084,822
Series 2023, RB	5.00%	11/01/2040	1,000	1,017,542
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(b)	5.00%	02/15/2026	175	175,915
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	3,215	3,279,831
Series 2016, Ref. RB	5.00%	01/01/2035	2,795	2,847,122
Series 2023 A-1, RB(a)	5.00%	05/15/2026	5,000	5,071,314
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(b)	3.00%	07/01/2031	625	583,791
Mesa (City of), AZ;
Series 2014, RB	4.00%	07/01/2038	13,350	12,951,454
Series 2018, RB	5.00%	07/01/2042	4,500	4,547,186
Series 2023, RB	5.00%	07/01/2040	2,390	2,534,029
Phoenix Civic Improvement Corp.; Series 2017, Ref. RB	5.00%	07/01/2039	7,125	7,199,201
Pima (County of), AZ Industrial Development Authority (The) (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	645	566,679
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,000	1,012,654
Tempe (City of), AZ; Series 2025, Ref. GO Bonds	5.00%	07/01/2029	1,880	2,030,907
University of Arizona (The) (Green Bonds); Series 2016 B, RB	5.00%	06/01/2042	2,515	2,547,773
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
University of Arizona Board of Regents;
Series 2015 D, RB	5.00%	07/01/2041	$1,815	$1,815,253
Series 2025, Ref. RB	5.00%	06/01/2029	3,500	3,766,766
Series 2025, Ref. RB	5.00%	06/01/2030	1,300	1,416,259
University of Arizona Board of Regents (Social Bonds); Series 2022 A, RB	5.00%	07/01/2038	1,150	1,218,712
				59,238,357
California–4.12%
California (State of); Series 2023, GO Bonds	5.00%	09/01/2038	10,010	10,876,751
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(a)	5.25%	04/01/2030	6,000	6,296,563
Series 2024, RB(a)	5.00%	04/01/2032	5,250	5,512,084
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	350	339,998
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	315	305,998
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	234,926
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	9,969,302
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	14,108	14,016,719
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,345
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,697	5,627,023
Series 2023-1, RB	4.38%	09/20/2036	4,914	4,872,291
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	315	313,459
California Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024 E, RB(a)	5.00%	09/01/2032	3,750	3,939,506
California State University; Series 2016 A, Ref. RB	5.00%	11/01/2041	2,000	2,019,694
East Side Union High School District; Series 2025 D, GO Bonds	5.00%	08/01/2029	1,000	1,087,787
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(c)	5.00%	06/01/2025	10,000	10,000,000
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGI)(d)(e)	0.00%	08/01/2025	3,000	2,984,630
Imperial Irrigation District; Series 2016 B-2, Ref. RB	5.00%	11/01/2041	1,680	1,688,240
Northern California Energy Authority; Series 2024, Ref. RB(a)	5.00%	08/01/2030	6,400	6,688,860
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	745	691,708
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(d)	5.00%	08/01/2038	1,000	1,089,263
Sacramento (County of), CA; Series 2016 B, Ref. RB	5.00%	07/01/2036	1,445	1,456,669
San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	8,852,377
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	1,990	2,004,655
Sonoma (County of), CA Junior College District (Election of 2014); Series 2016 A, GO Bonds	5.00%	08/01/2041	1,750	1,777,113
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	2,000	2,044,386
Series 2019, Ref. RB	5.00%	06/01/2048	825	784,959
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(b)(f)	2.07%	10/01/2049	2,600	2,600,000
University of California; Series 2016 AR, Ref. RB	5.00%	05/15/2041	4,500	4,545,208
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,065,328
				113,689,842
Colorado–1.94%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2025, GO Bonds	5.50%	12/01/2035	2,000	2,368,058
Adams & Weld Counties School District No. 27J Brighton; Series 2015, GO Bonds	5.00%	12/01/2040	1,040	1,044,164
Arapahoe County School District No. 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2037	1,790	1,818,155
Colorado (State of); Series 2017 J, COP	5.25%	03/15/2042	1,250	1,270,958
Colorado (State of) Bridge & Tunnel Enterprise; Series 2025 A, RB (INS - AGI)(d)	5.00%	12/01/2029	1,000	1,082,937
Colorado (State of) Department of Transportation; Series 2017, COP	5.00%	06/15/2041	3,730	3,757,065
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	969,750
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-2, RB(a)	5.00%	08/01/2026	2,000	2,016,155
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,012,140
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado Springs (City of), CO; Series 2023 B, Ref. RB	5.00%	11/15/2039	$2,740	$2,940,899
Copper Ridge Metropolitan District; Series 2019, RB	5.00%	12/01/2039	4,250	3,993,269
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,125,109
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,589,924
Series 2023 A, Ref. RB	5.00%	11/15/2038	1,000	1,071,949
Series 2023 A, Ref. RB	5.00%	11/15/2039	1,900	2,022,459
Series 2023 A, Ref. RB	5.00%	11/15/2040	2,375	2,518,300
Denver City & County School District No. 1; Series 2025 A, GO Bonds	5.25%	12/01/2041	1,700	1,852,289
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	2,960,289
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(b)	3.75%	12/01/2029	483	461,494
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(d)	5.50%	12/01/2038	1,200	1,320,173
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,500	1,525,565
Public Authority for Colorado Energy; Series 2008, RB	6.25%	11/15/2028	1,670	1,745,057
Sheridan (City of), CO; Series 2017, GO Bonds	5.00%	12/01/2037	2,370	2,381,810
Summit County School District No. RE-1; Series 2017, GO Bonds	5.00%	12/01/2036	1,715	1,742,974
Weld County School District No. RE-4; Series 2016, GO Bonds	5.25%	12/01/2041	5,895	6,007,232
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(b)	6.00%	12/01/2038	1,000	1,012,163
				53,610,337
Connecticut–1.19%
Connecticut (State of);
Series 2025 A, GO Bonds	5.00%	03/15/2028	2,000	2,116,180
Series 2025 A, GO Bonds	5.00%	03/15/2029	1,500	1,613,254
Series 2025 A, GO Bonds	5.00%	03/15/2030	750	818,042
Connecticut (State of) (Transportation Infrastructure); Series 2016 A, RB	5.00%	09/01/2036	4,000	4,048,139
Connecticut (State of) Health & Educational Facilities Authority; Series 2025, RB(a)	5.00%	07/01/2030	5,000	5,431,090
Connecticut (State of) Housing Finance Authority; Series 2020 C-3, VRD RB(f)	1.95%	11/15/2050	12,000	12,000,000
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	5,465	5,697,174
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,162,721
				32,886,600
District of Columbia–1.68%
District of Columbia;
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,028,834
Series 2023 A, RB	5.00%	05/01/2039	4,000	4,259,394
Series 2023 A, RB	5.00%	05/01/2040	5,000	5,281,324
Series 2025 A, Ref. RB	5.00%	06/01/2028	3,000	3,183,110
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,313,886
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	300	309,560
District of Columbia Water & Sewer Authority;
Series 2016 A, Ref. RB	5.00%	10/01/2039	3,085	3,111,109
Series 2024 B, Ref. VRD RB(f)	1.55%	10/01/2054	10,700	10,700,000
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2042	1,250	1,254,366
Series 2018, RB	5.00%	07/01/2037	1,000	1,012,260
Series 2018, RB	5.00%	07/01/2043	11,000	11,025,522
				46,479,365
Florida–5.55%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,815,132
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group);
Series 2024, Ref. RB	5.00%	04/01/2037	3,565	3,844,429
Series 2024, Ref. RB	5.00%	04/01/2039	5,000	5,290,706
Broward (County of), FL School Board; Series 2025, Ref. GO Bonds (INS - AGI)(d)	5.00%	07/01/2030	1,000	1,091,787
Cape Coral (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,789,141
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(b)	5.00%	07/01/2039	1,480	1,431,592
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	1,155	1,081,131
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Creekview Community Development District (Phase 2); Series 2024, RB	4.60%	05/01/2031	$750	$748,509
Duval County (County of), FL School Board;
Series 2025 A, Ref. COP (INS - AGI)(d)	5.00%	07/01/2029	1,400	1,501,862
Series 2025 A, Ref. COP (INS - AGI)(d)	5.00%	07/01/2030	1,000	1,085,729
East Central Regional Wastewater Treatment Facilities Operation Board; Series 2017, Ref. RB	5.00%	10/01/2037	2,000	2,051,220
East Nassau Stewardship District (PDP No. 4); Series 2024, RB	5.25%	05/01/2029	3,150	3,146,258
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(b)	5.25%	06/15/2029	1,200	1,192,364
Florida Housing Finance Corp.;
Series 2018 2, RB (CEP - GNMA)	4.25%	01/01/2050	1,395	1,399,750
Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	2,995	3,250,787
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(f)	1.40%	10/01/2042	11,000	11,000,000
Greater Orlando Aviation Authority; Series 2016 B, RB	5.00%	10/01/2042	3,630	3,648,652
Hialeah (City of), FL;
Series 2022, Ref. RB	5.00%	10/01/2039	2,640	2,719,745
Series 2022, Ref. RB	5.00%	10/01/2040	2,770	2,836,098
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	10,000	9,999,695
JEA Electric System; Series 2024 A, Ref. RB	5.00%	10/01/2039	500	534,808
JEA Water & Sewer System; Series 2008 A-2, VRD RB (LOC - Sumitomo Mitsui Banking)(f)(g)	1.55%	10/01/2042	10,920	10,920,000
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	2,145	2,146,311
Miami (City of) & Dade (County of), FL School Board (The);
Series 2015 D, Ref. COP	5.00%	02/01/2034	1,000	1,008,021
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	522,997
Series 2016, GO Bonds	5.00%	03/15/2037	2,000	2,024,709
Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2041	1,865	1,952,213
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	4,260	4,322,418
Series 2016 A, Ref. RB	5.00%	10/01/2041	10,135	10,165,129
Series 2017 A, RB	5.00%	10/01/2034	5,110	5,139,676
Series 2023 A, RB	6.00%	04/01/2029	1,525	1,669,513
Series 2024 B, RB	5.00%	10/01/2039	390	419,441
Miami-Dade (County of), FL Expressway Authority; Series 2013 A, RB	5.00%	07/01/2033	1,000	1,000,767
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,535	2,563,079
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,217,887
Series 2016 A, Ref. RB	5.00%	10/01/2036	2,685	2,698,540
Orange (County of), FL School Board; Series 2016 C, Ref. COP(a)(c)	5.00%	08/01/2026	4,475	4,583,470
Orlando (City of), FL Utilities Commission;
Series 2025 A, RB	5.00%	10/01/2041	1,700	1,811,891
Series 2025 A, RB	5.00%	10/01/2042	1,000	1,057,019
Palm Beach County School District;
Series 2023 A, COP	5.00%	08/01/2037	1,500	1,623,663
Series 2023 A, COP	5.00%	08/01/2038	1,500	1,607,876
Series 2023 A, COP	5.00%	08/01/2039	2,250	2,397,247
Series 2025 A, Ref. COP	5.00%	08/01/2030	1,625	1,773,268
Parrish Lakes Community Development District; Series 2024, RB	5.00%	05/01/2031	420	420,554
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	1,985	1,952,659
Pinellas (County of), FL School Board; Series 2017 A, COP	5.00%	07/01/2037	3,000	3,052,960
Seminole County School Board; Series 2016 C, COP	5.00%	07/01/2036	1,000	1,016,035
South Florida Water Management District;
Series 2016, Ref. COP	5.00%	10/01/2034	5,000	5,042,724
Series 2016, Ref. COP	5.00%	10/01/2035	3,275	3,300,580
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	5.00%	08/15/2042	6,000	6,024,435
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2025	$180	$178,855
Series 2021, Ref. RB	4.00%	12/15/2026	185	182,155
Series 2021, Ref. RB	4.00%	12/15/2027	215	210,091
Series 2021, Ref. RB	4.00%	12/15/2028	200	193,797
Series 2021, Ref. RB	4.00%	12/15/2029	220	211,611
Series 2021, Ref. RB	4.00%	12/15/2030	200	190,816
Series 2021, Ref. RB	4.00%	12/15/2031	205	193,771
Tallahassee (City of), FL; Series 2018, RB	5.00%	10/01/2036	1,075	1,080,067
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(b)	4.25%	05/01/2028	535	539,132
Series 2023, RB(b)	4.38%	05/01/2033	985	995,037
Series 2024, RB(b)	3.75%	05/01/2029	1,000	992,336
Series 2024, RB(b)	4.00%	05/01/2034	1,250	1,217,764
				153,079,909
Georgia–3.63%
Atlanta (City of), GA; Series 2015, Ref. RB	5.00%	11/01/2040	26,385	26,465,619
Atlanta (City of), GA (Green Bonds);
Series 2024, RB (INS - BAM)(d)	5.00%	11/01/2040	1,000	1,077,266
Series 2024, RB (INS - BAM)(d)	5.00%	11/01/2041	1,250	1,335,918
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(a)	5.75%	06/01/2025	5,000	5,000,000
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(b)	5.00%	04/01/2034	1,500	1,493,133
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.); Series 2017 A, Ref. RAC	5.00%	04/01/2042	5,560	5,571,073
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	6,000	5,858,035
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,158,481
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	665,154
Main Street Natural Gas, Inc.;
Series 2021 A, RB(a)	4.00%	09/01/2027	20,880	20,875,112
Series 2021 C, RB(a)	4.00%	12/01/2028	5,000	5,006,682
Series 2022 C, RB(b)	4.00%	11/01/2025	2,990	2,989,180
Series 2022 C, RB(a)(b)	4.00%	11/01/2027	5,000	4,970,477
Series 2023 C, RB(a)	5.00%	09/01/2030	2,000	2,090,427
Series 2024 B, RB(a)	5.00%	03/01/2032	10,000	10,535,962
				100,092,519
Hawaii–0.73%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.00%	07/01/2038	7,240	7,673,198
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	4.00%	11/01/2036	100	98,797
Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	4,980	4,985,167
Series 2017 A, GO Bonds	5.00%	09/01/2041	1,770	1,792,200
Series 2018 A, GO Bonds	5.00%	09/01/2041	2,000	2,035,677
Series 2023, RB(a)	5.00%	06/01/2026	3,625	3,685,063
				20,270,102
Idaho–0.21%
Canyon County School District No. 139 Vallivue; Series 2015 A, GO Bonds	5.00%	09/15/2034	775	777,637
Idaho (State of) Housing & Finance Association;
Series 2023 A, RB	5.00%	08/15/2039	1,650	1,772,206
Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	2,970	3,232,084
				5,781,927
Illinois–5.22%
Chicago (City of), IL; Series 2023 B, Ref. RB (INS - AGI)(d)	5.00%	11/01/2038	1,250	1,308,318
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2035	$2,500	$2,513,101
Series 2016 B, Ref. RB	5.00%	01/01/2041	6,000	6,007,856
Series 2016 C, Ref. RB	5.00%	01/01/2038	1,500	1,504,795
Series 2017 B, Ref. RB	5.00%	01/01/2039	1,125	1,132,577
Series 2017 C, Ref. RB	5.00%	01/01/2041	1,000	1,005,060
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,719,582
Series 2017 D, RB	5.25%	01/01/2036	5,000	5,096,256
Series 2017 D, RB	5.25%	01/01/2042	6,555	6,606,799
Series 2024 B, RB	5.00%	01/01/2039	1,350	1,442,033
Series 2024 B, RB	5.00%	01/01/2040	1,000	1,056,647
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(d)(e)	0.00%	12/01/2025	735	720,655
Chicago (City of), IL Midway International Airport; Series 2016 B, Ref. RB	4.00%	01/01/2034	1,000	994,849
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	1,900	1,939,038
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,014,786
Series 2018, Ref. RB	5.25%	11/15/2035	1,000	1,032,452
Series 2021 A, Ref. RB	5.00%	11/15/2030	1,600	1,739,019
Elmhurst Park District;
Series 2025, GO Bonds	5.00%	12/15/2041	500	528,676
Series 2025, GO Bonds	5.00%	12/15/2042	1,000	1,047,691
Grundy Kendall & Will Counties Community High School District No. 111 (Minooka); Series 2022, GO Bonds	5.00%	10/15/2028	1,480	1,556,962
Illinois (State of);
Series 2013, RB	5.00%	06/15/2026	500	501,134
Series 2016, GO Bonds	5.00%	06/01/2027	1,010	1,025,611
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,108,252
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	6,886,941
Illinois (State of) Finance Authority;
Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,651,256
Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,781,682
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	1,990	2,059,597
Illinois (State of) Finance Authority (Ascension Health); Series 2016 C, Ref. RB(c)	5.00%	02/15/2036	2,500	2,540,203
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(b)	4.30%	08/01/2028	1,220	1,225,528
Series 2023, Ref. RB(b)	5.25%	08/01/2038	1,300	1,350,339
Illinois (State of) Finance Authority (DePaul University); Series 2016, RB	5.00%	10/01/2041	2,500	2,458,161
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2030	380	388,782
Series 2017, Ref. RB	5.00%	08/01/2031	375	383,010
Series 2017, Ref. RB	5.00%	08/01/2033	470	478,040
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	6,440	6,461,415
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(d)(e)	0.00%	12/15/2032	15,000	10,939,017
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	7,430	7,324,071
Illinois (State of) Toll Highway Authority;
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,171,111
Series 2015 A, RB	5.00%	01/01/2037	5,550	5,550,269
Series 2015 A, RB	5.00%	01/01/2040	6,500	6,476,525
Series 2015 B, RB	5.00%	01/01/2036	4,000	4,022,945
Series 2017 A, RB	5.00%	01/01/2042	5,825	5,856,591
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308; Series 2016, Ref. GO Bonds	5.00%	02/01/2035	1,000	1,005,796
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.00%	01/01/2026	$280	$278,136
Series 2020, Ref. RB	3.10%	01/01/2027	290	285,313
Series 2020, Ref. RB	3.25%	01/01/2028	305	300,195
Series 2020, Ref. RB	3.35%	01/01/2029	320	314,020
Series 2020, Ref. RB	3.50%	01/01/2030	330	321,036
Series 2020, Ref. RB	3.60%	01/01/2031	345	335,573
Series 2020, Ref. RB	3.70%	01/01/2032	490	474,213
Morton Grove-Niles Water Commission; Series 2018 A, GO Bonds	5.00%	12/01/2041	3,635	3,679,838
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGI)(d)	5.00%	12/01/2029	3,430	3,571,671
Railsplitter Tobacco Settlement Authority; Series 2017, RB(c)	5.00%	06/01/2026	5,135	5,241,400
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2026	6,525	6,589,339
Series 2017, Ref. RB	5.00%	01/01/2028	1,120	1,168,633
				144,172,795
Indiana–1.83%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(d)	1.99%	02/15/2027	4,100	3,990,982
Indiana (State of) Finance Authority (Citizens Energy Group); Series 2016, RB	5.00%	10/01/2041	750	759,507
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2010 A, RB	3.00%	11/01/2030	4,350	4,193,755
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	7,000	7,005,207
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	10,000	10,049,619
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	7,140	7,212,095
Rockport (City of), IN (Indiana Michigan Power Co.); Series 2025, Ref. RB(a)	3.70%	06/01/2029	5,000	4,989,620
Whiting (City of), IN; Series 2008, RB(a)	4.20%	06/21/2035	12,400	12,379,229
				50,580,014
Iowa–1.44%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(c)	4.00%	12/01/2032	10,000	10,584,402
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,915	1,915,000
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	25,105	25,382,978
Waterloo (City of), IA; Series 2024 D, GO Bonds	4.50%	06/01/2027	1,700	1,722,370
				39,604,750
Kansas–1.72%
Kansas (State of) Department of Transportation;
Series 2025 A, Ref. RB	5.00%	09/01/2029	3,000	3,247,496
Series 2025 A, Ref. RB	5.00%	09/01/2030	4,000	4,394,437
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(a)	5.00%	11/15/2031	17,450	18,991,486
Manhattan (City of), KS;
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2028	2,275	2,412,378
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2029	2,240	2,404,757
Shawnee County Unified School District No. 437 Auburn - Washburn; Series 2015, Ref. GO Bonds	4.00%	09/01/2026	1,690	1,693,780
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	10,020	9,973,619
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	1,929,528
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,480,930
				47,528,411
Kentucky–2.06%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	430	433,360
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,401,616
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,037,406
Kentucky (Commonwealth of) Property & Building Commission (No. 131); Series 2024 A, RB	5.00%	10/01/2041	2,880	3,017,277
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 C-1, RB(a)(c)	4.00%	06/01/2025	11,970	11,970,000
Series 2019 C, RB(a)	4.00%	02/01/2028	5,075	5,070,983
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	15,000	15,878,278
Series 2025 A, Ref. RB(a)	5.25%	12/01/2029	6,500	6,819,556
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	$1,740	$1,760,174
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,230,747
University of Kentucky; Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	3,250	3,254,139
				56,873,536
Louisiana–0.39%
Louisiana (State of);
Series 2016 A, GO Bonds	5.00%	09/01/2036	3,000	3,049,778
Series 2022 A, Ref. RB (SOFR + 0.50%)(a)(h)	3.55%	05/01/2026	3,415	3,406,963
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	3,735	3,983,745
New Orleans (City of), LA; Series 2015, RB	5.00%	06/01/2027	350	350,535
				10,791,021
Maryland–1.36%
Anne Arundel (County of), MD; Series 2018, GO Bonds	5.00%	10/01/2035	5,125	5,273,175
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,638,505
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,837,776
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,800,654
Series 2024, RB	4.13%	12/01/2043	1,000	900,608
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 A, RB	5.00%	08/15/2027	2,000	2,001,035
Series 2017 A, RB	5.00%	05/15/2042	3,125	3,083,733
Maryland Economic Development Corp.; Series 2025, Ref. RB(a)(b)	5.00%	03/27/2035	3,845	3,753,496
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(f)	1.55%	06/01/2027	14,210	14,210,000
				37,498,982
Massachusetts–2.14%
Boston (City of), MA; Series 2025 A, GO Bonds	5.00%	02/01/2030	3,200	3,507,420
Massachusetts (Commonwealth of);
Series 2015 A, Ref. GO Bonds(a)(c)	5.00%	07/01/2025	10,000	10,015,316
Series 2017 A, GO Bonds	5.00%	04/01/2035	7,000	7,172,063
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(e)	0.00%	07/01/2031	13,000	10,302,708
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds); Series 2025-23B, RB	5.00%	02/01/2042	1,000	1,069,308
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2015 F, Ref. RB	5.00%	08/15/2034	1,750	1,750,915
Series 2016 I, Ref. RB	5.00%	07/01/2036	1,175	1,183,871
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	845,746
Series 2025, RB	5.00%	07/01/2029	3,200	3,358,435
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2016, Ref. RB	5.00%	07/01/2035	1,905	1,906,026
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB(a)	5.00%	08/15/2031	2,750	2,900,264
Massachusetts (Commonwealth of) School Building Authority; Series 2015 D, Ref. RB	5.00%	08/15/2037	15,000	14,999,218
				59,011,290
Michigan–4.07%
Byron Center Public Schools; Series 2017 I, GO Bonds	5.00%	05/01/2039	2,290	2,330,370
Great Lakes Water Authority; Series 2016 C, Ref. RB	5.00%	07/01/2036	1,660	1,676,350
Hudsonville Public Schools; Series 2017, Ref. GO Bonds	5.00%	05/01/2039	1,500	1,522,849
Livonia Public Schools; Series 2016, GO Bonds (INS - AGI)(d)	5.00%	05/01/2040	4,365	4,415,884
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2038	3,750	3,758,435
Series 2016 I, Ref. RB	5.00%	04/15/2036	1,540	1,563,961
Series 2016 I, Ref. RB	5.00%	04/15/2041	3,450	3,472,648
Series 2020, Ref. VRD RB(f)	2.07%	10/15/2042	2,000	2,000,000
Series 2023 I-M, VRD RB(f)	2.07%	04/15/2058	10,000	10,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority;
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$2,435	$2,411,744
Series 2025 A, Ref. RB	5.00%	02/15/2030	1,680	1,829,497
Series 2025 A, Ref. RB	5.00%	08/15/2030	1,250	1,372,366
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015, RB	5.00%	07/01/2035	7,830	7,829,486
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	2,725	2,766,334
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,259,040
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	4,999,885
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,828,094
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	6,655	7,148,849
Michigan State University Board of Trustees; Series 2015 A, RB(a)(c)	5.00%	08/15/2025	2,075	2,080,168
Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,319,140
Rib Floater Trust; Series 2022-047, VRD RB(b)(f)	1.53%	12/01/2045	10,000	10,000,000
Rochester Community School District; Series 2016 I, GO Bonds	5.00%	05/01/2031	1,500	1,524,664
Rockford Public Schools;
Series 2016, Ref. GO Bonds	5.00%	05/01/2038	1,025	1,037,041
Series 2016, Ref. GO Bonds	5.00%	05/01/2039	1,025	1,036,396
Trenton Public Schools School District; Series 2018, GO Bonds	5.00%	05/01/2042	5,000	5,062,903
Troy School District;
Series 2023, GO Bonds	5.00%	05/01/2042	1,335	1,397,663
Series 2023, GO Bonds	5.00%	05/01/2043	1,310	1,362,194
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2015 D, RB (INS - AGI)(d)	5.00%	12/01/2040	9,325	9,331,933
Series 2018, RB	5.00%	12/01/2037	1,250	1,273,375
Series 2021 A, RB	5.00%	12/01/2034	1,650	1,790,454
Series 2021 A, RB	5.00%	12/01/2036	1,685	1,808,207
Series 2021 A, RB	5.00%	12/01/2038	2,000	2,114,289
Series 2021 A, RB	5.00%	12/01/2039	1,855	1,949,980
Wayne State University;
Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,798,344
Series 2018 A, RB	5.00%	11/15/2036	1,120	1,126,906
				112,199,449
Minnesota–0.57%
Brainerd (City of), MN; Series 2025, RB	5.00%	05/01/2035	2,010	2,019,792
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2034	2,195	2,204,624
Hennepin (County of), MN; Series 2017 C, GO Bonds	5.00%	12/01/2037	2,750	2,803,289
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007, VRD RB (LOC - U.S. Bank N.A.)(f)(g)	1.60%	04/01/2037	1,555	1,555,000
Minnesota (State of) Municipal Power Agency; Series 2016, RB	5.00%	10/01/2032	1,500	1,538,628
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group);
Series 2024, RB	5.00%	01/01/2038	1,000	1,051,112
Series 2024, RB	5.00%	01/01/2039	2,570	2,678,932
Western Minnesota Municipal Power Agency; Series 2015 A, Ref. RB	5.00%	01/01/2031	1,820	1,840,250
				15,691,627
Mississippi–0.45%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2035	5,430	5,443,348
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,031,925
				12,475,273
Missouri–1.88%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health); Series 2017 A, Ref. RB	5.00%	03/01/2036	3,525	3,558,938
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,617,735
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,105	1,020,461
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Coxhealth);
Series 2015 A, Ref. RB	5.00%	11/15/2032	$2,615	$2,626,821
Series 2015 A, Ref. RB	5.00%	11/15/2033	1,800	1,807,139
Series 2015 A, Ref. RB	5.00%	11/15/2034	3,200	3,210,851
Series 2015 A, Ref. RB	5.00%	11/15/2039	3,200	3,201,394
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	616,901
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	122,142
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	9,180	9,205,680
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,772,885
North Kansas City School District No. 74 (Missouri Direct Deposit Program);
Series 2022, GO Bonds	5.25%	03/01/2038	2,500	2,677,302
Series 2025, GO Bonds	6.00%	03/01/2030	2,430	2,741,663
Pattonville R-3 School District;
Series 2018 A, GO Bonds	5.00%	03/01/2036	1,700	1,722,618
Series 2018 A, GO Bonds	5.00%	03/01/2037	2,095	2,121,474
Series 2018 A, GO Bonds	5.00%	03/01/2038	1,000	1,011,821
St. Charles (City of), MO;
Series 2024 A, GO Bonds	5.00%	03/01/2040	1,155	1,234,154
Series 2024 A, GO Bonds	5.00%	03/01/2041	2,500	2,655,231
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2038	4,000	4,038,990
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	930	930,138
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(b)	5.00%	10/01/2033	1,105	1,081,275
				51,975,613
Nebraska–1.40%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2034	830	881,931
Douglas (County of), NE (Creighton University);
Series 2025, Ref. RB	5.00%	07/01/2028	1,000	1,057,028
Series 2025, Ref. RB	5.00%	07/01/2029	1,000	1,070,776
Nebraska (State of) Public Power District; Series 2016 C, RB	5.00%	01/01/2036	2,355	2,369,956
Omaha (City of), NE Public Power District;
Series 2016 A, Ref. RB	5.00%	02/01/2041	1,810	1,821,674
Series 2017 A, Ref. RB	5.00%	02/01/2042	23,765	23,968,676
Series 2025 A, RB	5.00%	02/01/2030	2,000	2,180,977
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016, Ref. RB	5.00%	01/01/2032	5,180	5,271,440
				38,622,458
Nevada–1.29%
Clark (County of), NV; Series 2015, RB(a)(c)	5.00%	08/28/2025	4,500	4,519,719
Clark (County of), NV Department of Aviation; Series 2015 A, Ref. RB	5.00%	07/01/2040	7,150	7,149,831
Clark County School District; Series 2015 C, Ref. GO Bonds (INS - BAM)(d)	5.00%	06/15/2027	4,000	4,036,425
Humboldt (County of), NV;
Series 2016, Ref. RB	3.55%	10/01/2029	2,760	2,776,046
Series 2016, Ref. RB	3.55%	10/01/2029	3,500	3,509,810
Las Vegas Valley Water District;
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	1,340	1,351,179
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,280	1,287,321
Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	3,750	3,792,258
Nevada (State of); Series 2024 A, GO Bonds	6.00%	12/01/2028	2,190	2,395,042
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(b)	2.75%	06/15/2028	880	855,066
Washoe (County of), NV (Sierra Pacific Power Corp.); Series 2016, Ref. RB(a)	3.63%	10/01/2029	4,015	4,003,356
				35,676,053
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–1.46%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	$1,737	$1,706,837
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,175	7,931,487
Series 2022-2A, RB	4.00%	10/20/2036	6,631	6,241,193
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	2,990	2,774,570
Series 2024-1A, RB	4.25%	07/20/2041	6,967	6,461,803
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	9,950	8,776,556
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(b)(e)	0.00%	04/01/2032	5,000	3,226,253
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,250	3,277,729
				40,396,428
New Jersey–2.99%
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(c)	5.00%	12/15/2026	1,450	1,497,885
Series 2017 A, Ref. RB (INS - BAM)(d)	5.00%	07/01/2027	5,000	5,151,840
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2013, RB	6.00%	10/01/2043	1,540	1,540,977
New Jersey (State of) Educational Facilities Authority; Series 2015 D, Ref. RB	5.00%	07/01/2034	2,090	2,091,327
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2025 A, RB(a)	5.00%	07/01/2031	5,000	5,452,710
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,153,406
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,010,778
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	5,195	5,279,888
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	9,905	10,203,571
Series 2024 K, RB	6.00%	10/01/2055	3,205	3,444,654
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,081,496
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,739,935
Series 2023 AA, Ref. RB	5.00%	06/15/2040	3,500	3,632,032
Series 2024 AA, Ref. RB	5.25%	06/15/2041	4,500	4,748,332
New Jersey (State of) Turnpike Authority;
Series 2017 A, RB	5.00%	01/01/2032	2,105	2,158,052
Series 2017 A, RB	5.00%	01/01/2035	5,995	6,119,743
Series 2025 B, RB	5.00%	01/01/2030	5,000	5,411,580
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson); Series 2024, RB	5.00%	01/01/2034	280	285,989
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,000,000
Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,635,833
				82,640,028
New Mexico–0.88%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(a)	3.90%	06/01/2028	6,300	6,347,808
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	7,207,553
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2038	1,320	1,320,610
Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,300,223
New Mexico Mortgage Finance Authority (Santa Fe Apartments and Sangre De Cristo); Series 2023, RB(a)	5.00%	06/01/2025	5,000	5,000,000
				24,176,194
New York–7.46%
Metropolitan Transportation Authority; Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,704,993
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	$9,000	$9,232,048
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,911,663
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,232,327
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,383,635
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2034	5,335	5,373,626
New York (City of), NY;
Series 2012, VRD GO Bonds(f)	1.60%	04/01/2042	15,000	15,000,000
Series 2018 E-1, GO Bonds	5.00%	03/01/2039	3,625	3,694,789
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	2,270	2,307,783
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	4,802,170
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC)(d)(h)	3.19%	03/01/2026	2,725	2,709,806
Series 2006, RB (INS - FGIC)(d)(h)	3.20%	03/01/2027	5,500	5,436,182
New York (City of), NY Municipal Water Finance Authority;
Series 2015 GG, Ref. RB(a)(c)	5.00%	06/15/2025	5,000	5,003,480
Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,005,718
New York (City of), NY Transitional Finance Authority;
Series 2015 S-1, RB	5.00%	07/15/2037	1,055	1,055,392
Series 2024 C, GO Bonds	5.00%	05/01/2039	10,000	10,733,771
Series 2024, RB	5.00%	05/01/2041	1,000	1,050,464
Subseries 2010 A-4, VRD RB(f)	1.50%	08/01/2039	5,000	5,000,000
Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	2,832,627
Subseries 2016 B-1, RB	5.00%	08/01/2038	5,000	5,043,696
Subseries 2016 B-1, RB	5.00%	08/01/2040	5,000	5,026,182
New York (State of) Dormitory Authority;
Series 2015 B-B, RB	5.00%	03/15/2035	6,965	6,986,107
Series 2024 A, Ref. RB	5.00%	03/15/2042	5,250	5,472,287
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025, Ref. RB	5.00%	05/01/2043	2,615	2,677,801
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2032	1,125	1,194,774
Series 2024, RB	5.00%	10/01/2033	1,445	1,531,939
Series 2024, RB	5.00%	10/01/2035	1,250	1,304,714
Series 2024, RB	5.00%	10/01/2036	3,100	3,201,754
New York (State of) Housing Finance Agency (Green Bonds); Series 2024, RB(a)	3.45%	11/01/2029	12,800	12,808,399
New York (State of) Power Authority (Green Bonds); Series 2024 A, RB	5.00%	11/15/2042	1,000	1,064,072
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2034	2,780	2,795,033
Series 2016 A, Ref. RB	5.00%	12/15/2033	3,750	3,815,329
Series 2016 A, Ref. RB	5.00%	12/15/2035	7,000	7,121,947
New York City Housing Development Corp. (Green Bonds);
Series 2021 F-2, RB (CEP - Federal Housing Administration)(a)	0.60%	07/01/2025	1,780	1,774,871
Series 2022 B-2, RB (CEP - Federal Housing Administration)(a)	3.40%	12/22/2026	18,005	18,000,441
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	3,465	3,466,591
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,755,951
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	896,859
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority); Series 2015 A, Ref. RB	5.00%	06/15/2034	6,675	6,684,091
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2030	1,450	1,492,290
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,065	1,079,115
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	12,515	11,301,140
Triborough Bridge & Tunnel Authority; Series 2008 B-3, RB	5.00%	11/15/2036	5,000	5,026,789
				205,992,646
North Carolina–1.58%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,553,825
Series 2016, Ref. RB	5.00%	01/15/2040	6,000	6,020,743
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) (Garvee);
Series 2025, Ref. RB	5.00%	03/01/2029	$8,000	$8,592,979
Series 2025, Ref. RB	5.00%	03/01/2030	4,000	4,353,205
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2016 B, Ref. RB	5.00%	07/01/2042	4,900	4,930,503
North Carolina (State of) Housing Finance Agency; Series 2020, Ref. RB (CEP - GNMA)	3.00%	07/01/2051	4,160	4,094,856
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,215,056
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	204,718
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2027	1,615	1,631,905
				43,597,790
North Dakota–0.44%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	2,250	2,155,565
North Dakota (State of) Housing Finance Agency; Series 2016, Ref. RB	3.50%	07/01/2046	6,150	6,131,897
North Dakota (State of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.75%	01/01/2054	2,260	2,393,181
Series 2024 C, RB	6.25%	01/01/2055	1,430	1,575,878
				12,256,521
Ohio–3.36%
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2023, Ref. RB	5.00%	02/15/2038	10,000	10,670,417
Bowling Green State University; Series 2017 B, Ref. RB	5.00%	06/01/2042	2,205	2,224,877
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2039	3,010	2,947,088
Columbus Regional Airport Authority (John Glenn Columbus International Airport);
Series 2025, Ref. RB	5.00%	01/01/2041	1,550	1,632,966
Series 2025, Ref. RB	5.00%	01/01/2042	1,000	1,043,873
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,675,945
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2037	1,415	1,504,862
Series 2024, Ref. RB	5.00%	12/01/2038	1,530	1,615,905
Series 2024, Ref. RB	5.00%	12/01/2041	965	999,484
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	4,380	4,315,286
Ohio (State of);
Series 2018 A, GO Bonds	5.00%	06/15/2037	3,195	3,226,528
Series 2019 A, GO Bonds	5.00%	05/01/2036	6,000	6,139,997
Ohio (State of) (University Hospitals Health System, Inc.); Series 2016, Ref. RB	5.00%	01/15/2036	2,500	2,506,237
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2022 B, Ref. RB(a)	4.00%	06/01/2027	10,000	10,076,572
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(a)	2.40%	10/01/2029	4,500	4,195,126
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	7,288,117
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University); Series 2016, Ref. RB	5.00%	12/01/2040	2,045	2,091,224
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.00%	10/01/2040	4,000	3,959,122
Ohio (State of) Higher Educational Facility Commission (Kenyon College);
Series 2015, Ref. RB	5.00%	07/01/2041	3,180	3,180,229
Series 2017, RB	5.00%	07/01/2042	4,605	4,633,603
Ohio (State of) Higher Educational Facility Commission (University of Dayton);
Series 2015 A, Ref. RB(a)(c)	5.00%	06/01/2025	2,135	2,135,000
Series 2015 A, Ref. RB(a)(c)	5.00%	06/01/2025	2,565	2,565,000
Series 2025, Ref. RB	5.00%	02/01/2042	2,975	3,083,470
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	535	505,172
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	664,925
Ohio (State of) Housing Finance Agency (Social Bonds); Series 2021 A, RB	3.00%	03/01/2052	1,330	1,307,074
University of Cincinnati; Series 2016 C, RB	5.00%	06/01/2041	1,400	1,407,058
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	940	952,577
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Warren (County of), OH Port Authority (District at Deerfield Parking Facility); Series 2023, RB	5.25%	12/01/2034	$3,265	$3,265,444
				92,813,178
Oklahoma–0.54%
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools);
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2038	1,000	1,083,162
Series 2024, RB (INS - BAM)(d)	5.00%	10/01/2040	1,500	1,598,178
Oklahoma (State of) Turnpike Authority;
Series 2017 A, RB(c)	5.00%	01/01/2032	1,745	1,755,437
Series 2017 A, RB(c)	5.00%	01/01/2038	2,240	2,253,398
Series 2017 A, RB(c)	5.00%	01/01/2042	5,990	6,025,827
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 B, Ref. RB	5.00%	01/01/2041	1,000	1,048,809
Tulsa County Independent School District No. 4 Bixby; Series 2025, GO Bonds	5.00%	06/01/2027	1,000	1,034,770
				14,799,581
Ontario–0.10%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(b)	6.00%	10/05/2040	2,669	2,659,572
Oregon–0.65%
Columbia County School District No. 502; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	1,310	1,337,922
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(b)	5.15%	10/01/2026	3,000	3,004,476
Oregon (State of) (Article XI-M); Series 2023 D, GO Bonds	5.00%	06/01/2041	2,000	2,124,212
Oregon (State of) (Article XI-Q State); Series 2016 D, GO Bonds	5.00%	05/01/2041	3,670	3,698,628
Oregon (State of) Lottery; Series 2022 A, RB	5.00%	04/01/2039	3,250	3,467,243
Oregon Health & Science University; Series 2016 B, Ref. RB	5.00%	07/01/2038	2,035	2,051,044
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,226,950
				17,910,475
Pennsylvania–3.21%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(a)(h)	3.34%	08/01/2027	1,000	995,554
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,202,768
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	4,350	4,531,291
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2040	1,400	1,408,831
Series 2018, RB	5.00%	06/01/2043	5,000	5,049,303
Series 2024, Ref. RB	5.00%	12/01/2040	1,000	1,061,617
Canonsburg-Houston Joint Authority (The); Series 2015 A, RB	5.00%	12/01/2040	1,360	1,362,260
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2025	1,980	1,980,000
Series 2018, RB	5.00%	06/01/2026	2,000	2,030,186
Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2037	10,500	10,502,515
Monroeville Finance Authority; Series 2023 C, Ref. RB	5.00%	05/15/2039	1,000	1,046,147
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC);
Series 2023 A, Ref. RB(a)	4.10%	04/03/2028	7,000	7,087,918
Series 2023 B, Ref. RB	4.10%	06/01/2029	1,550	1,572,107
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,641,375
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2023 A-2, RB	5.00%	05/15/2039	800	825,495
Series 2023 B, Ref. RB	5.00%	05/15/2039	1,000	1,031,869
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2021-136, Ref. RB	3.00%	10/01/2051	6,607	6,524,877
Series 2021-137, RB	3.00%	10/01/2051	11,560	11,248,014
Series 2024-145A, RB	6.00%	10/01/2054	2,485	2,675,719
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS - BAM)(d)	4.13%	10/01/2048	5,005	4,375,703
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016, Ref. RB	5.00%	12/01/2033	$2,000	$2,036,254
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,566,380
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,135,872
Pennsylvania State University (The); Series 2015 B, Ref. RB	5.00%	09/01/2034	1,000	1,003,724
Philadelphia (City of), PA;
Series 2017 A, Ref. RB	5.00%	07/01/2042	1,740	1,748,025
Series 2024 C, RB (INS - AGI)(d)	5.00%	09/01/2040	1,000	1,058,922
Series 2024 C, RB (INS - AGI)(d)	5.00%	09/01/2041	1,250	1,313,461
State College Area School District; Series 2015, GO Bonds	5.00%	03/15/2040	6,400	6,405,266
Temple University-of The Commonwealth System of Higher Education; Series 2025, Ref. RB (INS - AGI)(d)	5.00%	04/01/2042	1,000	1,048,831
				88,470,284
Puerto Rico–1.57%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,250	4,290,998
Series 2002, RB	5.63%	05/15/2043	900	910,358
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	16,596	16,607,779
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,240	4,352,462
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,632	3,806,818
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,000	1,070,637
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	300	300,001
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2026	4,000	4,000,163
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	355	355,002
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	270	270,011
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2027	5,752	5,294,120
Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,755	1,952,687
				43,211,036
Rhode Island–1.26%
Rhode Island Health & Educational Building Corp. (Brown University);
Series 2023, Ref. RB	5.00%	09/01/2041	4,030	4,261,255
Series 2023, Ref. RB	5.00%	09/01/2042	4,155	4,363,584
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGI)(d)	5.25%	09/15/2029	1,100	1,102,216
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,815,698
Series 2015 B, Ref. RB	4.50%	06/01/2045	8,945	8,944,485
Series 2015 B, Ref. RB	5.00%	06/01/2050	9,325	9,259,197
				34,746,435
South Carolina–0.98%
Charleston County Airport District; Series 2019, RB	5.00%	07/01/2043	3,050	3,080,844
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,356,327
Dorchester (County of), SC; Series 2023, RB	5.25%	10/01/2043	1,590	1,492,647
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2032	450	465,952
Series 2024, RB	5.00%	11/15/2033	400	411,666
Series 2024, RB	5.00%	11/15/2034	350	359,320
Series 2024, RB	5.00%	11/15/2035	375	381,914
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2020, RB(a)	5.00%	10/01/2025	5,000	5,024,464
South Carolina (State of) Jobs-Economic Development Authority (Carolina Voyager); Series 2024 A, RB(b)	5.00%	06/15/2034	2,215	2,300,784
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy); Series 2018 A, RB(b)	5.75%	06/15/2039	870	793,490
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(b)	5.00%	06/15/2034	$1,355	$1,411,474
South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2041	2,000	1,997,411
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGI)(d)	5.00%	12/01/2042	7,730	7,964,241
				27,040,534
South Dakota–0.21%
South Dakota Conservancy District;
Series 2014 B, RB(a)(c)	5.00%	07/04/2025	3,020	3,024,833
Series 2014 B, RB(a)(c)	5.00%	07/04/2025	2,765	2,769,424
				5,794,257
Tennessee–1.87%
Chattanooga (City of), TN; Series 2015 C, Ref. RB(a)(c)	5.00%	09/01/2025	1,750	1,751,566
Metropolitan Nashville Airport Authority (The); Series 2015 A, RB	5.00%	07/01/2045	4,000	3,999,845
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	20,330	20,442,175
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017, RB	5.00%	05/01/2035	1,500	1,522,765
Tennessee (State of); Series 2023 A, GO Bonds	5.00%	05/01/2039	11,410	12,350,766
Tennessee Energy Acquisition Corp.; Series 2018, RB(a)	4.00%	11/01/2025	7,420	7,423,671
Tennessee Housing Development Agency; Series 2015-2B, RB	3.45%	07/01/2029	2,580	2,580,147
West Wilson Utility Wilson County (District of), TN; Series 2015, Ref. RB	5.00%	06/01/2040	1,545	1,545,673
				51,616,608
Texas–11.76%
Allen Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,000	1,003,716
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2021, RB(a)(b)	4.50%	06/15/2026	1,400	1,392,247
Series 2023, RB(a)(b)	4.88%	06/15/2026	1,500	1,497,301
Series 2024, RB(b)	4.13%	06/15/2034	770	752,927
Series 2024, RB(b)	4.25%	06/15/2039	1,075	1,002,834
Austin (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2045	5,000	4,958,420
Series 2017, Ref. RB	5.00%	11/15/2042	2,500	2,528,093
Series 2023, Ref. RB	5.00%	11/15/2041	2,630	2,762,762
Austin Independent School District; Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,296,410
Bexar (County of), TX; Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	1,000	1,010,272
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,430,398
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(a)	3.85%	12/01/2027	4,290	4,355,406
Carrollton (City of), TX; Series 2023, Ref. GO Bonds	5.00%	08/15/2038	1,940	2,083,657
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.13%	08/15/2048	6,500	6,506,960
Comal Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	1,500	1,514,790
Corpus Christi Independent School District;
Series 2015, GO Bonds (CEP - Texas Permanent School Fund)(a)(c)	5.00%	08/15/2025	4,000	4,014,439
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,305	1,384,722
Dallas & Fort Worth (Cities of), TX; Series 2022 B, Ref. RB	5.00%	11/01/2040	1,950	2,051,451
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	4,787,737
Series 2024, RB	5.00%	11/01/2041	1,500	1,580,339
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,012,158
Dallas (City of), TX Independent School District; Series 2025 A-1, GO Bonds (CEP - Texas Permanent School Fund)(a)	5.00%	02/15/2026	6,440	6,507,133
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas College;
Series 2022, GO Bonds	5.00%	02/15/2035	$1,000	$1,001,228
Series 2022,GO Bonds(a)(c)	5.00%	08/15/2025	1,060	1,063,826
Series 2022,GO Bonds	5.00%	02/15/2037	2,660	2,662,003
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2032	3,000	3,056,301
Series 2017, RB	5.00%	12/01/2036	6,850	6,922,503
Denton (County of), TX; Series 2025, GO Bonds	5.00%	07/15/2029	1,000	1,078,923
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	3,000	3,072,600
El Paso Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	3,750	3,793,159
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	3,800	3,983,954
Frisco Independent School District; Series 2016 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	2,020	2,058,986
Gregory-Portland Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	8,030	8,558,947
Harris (County of), TX; Series 2015 A, Ref. GO Bonds	5.00%	10/01/2037	4,000	4,012,641
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2016, RB	5.00%	07/01/2038	2,675	2,692,977
Series 2024, Ref. RB	5.00%	07/01/2039	1,250	1,322,768
Series 2024, Ref. RB	5.00%	07/01/2040	1,000	1,049,353
Houston (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2036	19,740	19,742,738
Series 2016 B, Ref. RB	5.00%	11/15/2036	12,000	12,178,951
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,180,304
Series 2018 B, Ref. RB	5.00%	07/01/2043	2,000	2,015,601
Lake Travis Independent School District; Series 2023, GO Bonds	5.00%	02/15/2039	3,375	3,528,350
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	11,000	11,073,527
Leander Independent School District;
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(a)(c)	5.00%	08/15/2025	3,000	3,010,829
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(a)(c)	5.00%	08/15/2025	5,900	5,921,297
Lewisville Independent School District;
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	1,750	1,891,274
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	1,750	1,919,421
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2039	1,210	1,225,284
Series 2019, Ref. RB	5.00%	05/15/2040	1,000	1,010,513
Series 2023, Ref. RB (INS - AGI)(d)	5.00%	05/15/2042	1,250	1,290,312
Magnolia Independent School District; Series 2023, GO Bonds	5.00%	08/15/2040	2,280	2,386,688
Montgomery (County of), TX; Series 2018, RB	5.00%	09/15/2043	4,000	4,002,894
New Hope Cultural Education Facilities Finance Corp. (Forefront Living - Bella Vida); Series 2025, Ref. RB	4.25%	10/01/2030	7,000	6,972,571
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(b)	4.00%	08/15/2036	2,000	1,829,805
North Harris (County of), TX Regional Water Authority; Series 2016, Ref. RB	5.00%	12/15/2032	1,290	1,317,620
North Texas Tollway Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2039	3,140	3,151,951
Series 2017 A, Ref. RB	5.00%	01/01/2039	8,090	8,228,896
Series 2017 B, Ref. RB	5.00%	01/01/2043	8,000	8,029,292
Northwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	2,580	2,749,948
Pasadena Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)(a)(c)	5.00%	02/15/2028	590	624,275
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	485	496,555
Pflugerville Independent School District; Series 2023 A, GO Bonds	5.00%	02/15/2039	1,295	1,355,381
Port Aransas Independent School District; Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,380	1,502,211
Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(f)	2.08%	11/01/2040	11,825	11,825,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Pottsboro Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	$1,200	$1,260,778
San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,186,657
Series 2017, RB	5.00%	02/01/2033	1,000	1,030,907
Series 2024 A, RB	5.00%	02/01/2041	1,000	1,053,149
San Antonio (City of), TX Water System; Series 2016 C, Ref. RB	5.00%	05/15/2041	5,750	5,779,698
Sienna Management District; Series 2021, GO Bonds (INS - BAM)(d)	2.00%	10/15/2030	555	476,766
Socorro Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	2,555	2,580,857
Spring Branch Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	1,000	1,081,508
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2038	2,250	2,414,038
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	19,901,090
Temple (City of), TX;
Series 2018 A, RB(a)(c)	5.00%	08/01/2025	3,935	3,946,455
Series 2025, Ref. GO Bonds	5.00%	08/01/2028	2,145	2,271,116
Series 2025, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,073,785
Texarkana Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,400	1,495,412
Texas (State of); Series 2015 B, Ref. GO Bonds	5.00%	10/01/2036	23,700	23,738,193
Texas (State of) (Water Financial Assistance);
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2038	3,100	3,101,384
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	5,000,248
Texas (State of) Public Finance Authority;
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2036	700	745,411
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2037	500	527,775
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2038	500	523,315
Series 2023, RB (INS - BAM)(d)	5.25%	05/01/2039	565	587,431
Texas (State of) Water Development Board;
Series 2015 A, RB	5.00%	10/15/2040	6,195	6,206,561
Series 2017 A, RB	5.00%	10/15/2042	5,000	5,047,579
Trinity River Authority; Series 2017, Ref. RB	5.00%	08/01/2034	1,200	1,233,619
Trophy Club (Town of ), TX (Public Improvement District No. 1); Series 2025, Ref. RB	5.00%	09/01/2028	1,000	1,032,086
Waco Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,000	1,064,308
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(d)	5.00%	08/15/2030	1,000	1,037,286
				324,623,241
Utah–0.26%
Salt Lake City (City of), UT; Series 2017 B, RB	5.00%	07/01/2042	7,100	7,132,745
Vermont–0.40%
University of Vermont and State Agricultural College; Series 2015, Ref. RB	5.00%	10/01/2040	10,000	10,009,210
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,130,952
				11,140,162
Virgin Islands–0.05%
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(b)(c)	5.00%	09/01/2025	1,500	1,506,874
Virginia–0.67%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGI)(d)	5.00%	07/01/2041	4,910	4,933,802
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(c)	5.00%	07/01/2026	5,000	5,109,676
Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	2,000	1,792,539
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	3,150	3,176,039
Series 2023, RB	6.50%	09/01/2043	3,250	3,539,525
				18,551,581
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–4.67%
Energy Northwest (Columbia Generating Station); Series 2015 A, Ref. RB(a)(c)	5.00%	07/01/2025	$5,760	$5,762,171
King County School District No. 401 Highline; Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	1,500	1,590,540
King County School District No. 407 Riverview; Series 2014, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2025	1,600	1,601,257
Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	3,795	3,842,011
North Thurston Public Schools; Series 2024, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	1,160	1,258,748
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program); Series 2016, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	1,800	1,809,323
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2039	4,260	4,553,557
Seattle (Port of), WA;
Series 2017, GO Bonds	5.00%	01/01/2037	3,500	3,559,249
Series 2017, GO Bonds	5.00%	01/01/2042	3,375	3,407,357
Snohomish (County of), WA Public Utility District No. 1; Series 2015, RB	5.00%	12/01/2040	2,775	2,780,152
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	10,894,344
Washington (State of);
Series 2016 B, GO Bonds	5.00%	08/01/2040	2,500	2,528,089
Series 2016 C, GO Bonds	5.00%	02/01/2036	1,425	1,437,178
Series 2016 D, GO Bonds	5.00%	02/01/2041	3,425	3,444,405
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,171,119
Series 2017 A, GO Bonds	5.00%	08/01/2036	1,230	1,247,884
Washington (State of) (Bid Group 2); Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10,000	10,610,780
Washington (State of) Health Care Facilities Authority;
Series 2015 A, RB	5.00%	08/15/2034	2,170	2,165,021
Series 2015 B, Ref. RB	5.00%	10/01/2038	10,790	10,802,338
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,943,553
Series 2012 A, RB	4.00%	10/01/2034	17,500	17,370,878
Series 2012 A, RB	5.00%	10/01/2042	21,650	21,459,363
Series 2014 D, Ref. RB	5.00%	10/01/2041	5,000	4,999,781
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,282	2,119,119
Series 2024-2, RB	4.09%	03/20/2040	5,976	5,509,055
				128,867,272
West Virginia–0.08%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2023, RB	5.00%	06/01/2038	1,105	1,160,456
Series 2023, RB	5.00%	06/01/2039	1,125	1,172,985
				2,333,441
Wisconsin–1.68%
Rice Lake Area School District; Series 2014, GO Bonds	3.00%	04/01/2026	1,025	1,020,150
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,756,318
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	6,650	6,697,033
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	5.45%	10/01/2039	500	491,001
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(b)	5.00%	08/01/2027	13,230	13,419,589
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Thedacare Health Inc.); Series 2024, Ref. RB	5.00%	04/01/2042	1,000	1,039,912
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,001,794
Wisconsin (State of) Public Finance Authority;
Series 2023, RB(b)	5.75%	07/01/2033	485	497,940
Series 2023, RB(b)	6.63%	07/01/2043	650	659,884
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(b)(e)	0.00%	12/15/2038	5,000	2,220,426
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Astro Texas Land); Series 2024, RB(a)(c)	5.50%	06/01/2025	$2,088	$2,088,000
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	840	834,460
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings);
Series 2025, Ref. RB	5.00%	06/01/2030	750	776,751
Series 2025, Ref. RB	5.00%	06/01/2035	1,115	1,150,451
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,022,543
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB	5.00%	03/01/2041	4,400	4,418,660
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	1,120	1,135,459
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(b)	5.63%	12/15/2030	1,676	1,656,556
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(b)	5.00%	07/15/2030	1,500	1,493,531
				46,380,458
Total Municipal Obligations (Cost $2,741,661,801)				2,736,171,396
			Shares
MuniFund Preferred Shares–1.21%
Nuveen AMT-Free Municipal Credit Income Fund, Series B(b)(f)			7,500,000	7,500,000
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D(b)(f)			12,000,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund(b)(f)			13,800,000	13,800,000
Total MuniFund Preferred Shares (Cost $33,300,000)				33,300,000
TOTAL INVESTMENTS IN SECURITIES(i)–100.33% (Cost $2,774,961,801)				2,769,471,396
OTHER ASSETS LESS LIABILITIES–(0.33)%				(9,126,699)
NET ASSETS–100.00%				$2,760,344,697
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $114,747,542, which represented 4.16% of the Fund’s Net Assets.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(i)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund